Other Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Real Estate Owned [Abstract]
Net (gain) loss on sales or write-downs of other real estate owned	$ 43	$ 60	$ 236
Other real estate expense, net of rental income	521	441	540
Expense from other real estate operations, net	$ 564	$ 501	$ 776